Net Loss per Common Share - Schedule of Basic and Diluted Net Loss Per Common Share (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Earnings Per Share [Abstract]
Net loss available to common shareholders (numerator)	$ (906,855)	$ (1,014,679)	$ (5,251,293)	$ (3,601,066)
Weighted average shares (denominator)	2,614,324	758,542	1,247,281	762,506
Basic and diluted net loss per common share	$ (0.35)	$ (1.34)	$ (4.21)	$ (4.72)